                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Life Insurance Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: Chief Executive Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher                      Fairfield, Ohio        May 11, 2009
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  1

Form 13F Information Table Entry Total             9

Form 13F Information Table Value Total        82,219
                                          (thousands)

List of Other Included Managers

No.    File No.                 Name
---   ---------   --------------------------------
01    028-10798   Cincinnati Financial Corporation


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

                         COLUMN 2       COLUMN 3    COLUMN 4       COLUMN 5
                      --------------   ---------   ---------   ----------------
       ISSUER         TITLE OF CLASS     CUSIP     FMV (000)   SHARES/PRINCIPAL   SH/PRN
-------------------   --------------   ---------   ---------   ----------------   ------
ALLIANCEBERNSTEIN         COMMON       01881G106     27,423        1,863,000        SH
DUKE ENERGY CORP          COMMON       26441C105     12,007          838,500        SH
FORTUNE BRANDS INC        COMMON       349631101      2,455          100,000        SH
JOHNSON & JOHNSON         COMMON       478160104      6,575          125,000        SH
PFIZER INC                COMMON       717081103      2,772          203,500        SH
SPECTRA ENERGY CORP       COMMON       847560109      5,928          419,250        SH
SYSCO CORP                COMMON       871829107        570           25,000        SH
WYETH                     COMMON       983024100     21,520          500,000        SH
PARTNERRE LTD             COMMON       G6852T105      2,969           47,828        SH
                                                     82,219

                         COLUMN 6      COLUMN 7             COLUMN 8
                      --------------   --------   ----------------------------
       ISSUER         INVESTMENT DIS   OTH MGRS     SOLE       SHARED    NONE
-------------------   --------------   --------   --------   ---------   -----
ALLIANCEBERNSTEIN      SHARED-OTHER       01         --      1,863,000    --
DUKE ENERGY CORP       SHARED-OTHER       01         --        838,500    --
FORTUNE BRANDS INC     SHARED-OTHER       01         --        100,000    --
JOHNSON & JOHNSON      SHARED-OTHER       01         --        125,000    --
PFIZER INC             SHARED-OTHER       01         --        203,500    --
SPECTRA ENERGY CORP    SHARED-OTHER       01         --        419,250    --
SYSCO CORP             SHARED-OTHER       01         --         25,000    --
WYETH                  SHARED-OTHER       01         --        500,000    --
PARTNERRE LTD          SHARED-OTHER       01         --         47,828    --


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